Fair Value of Warrant Related to OEM Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

The Company used the Black-Scholes option-pricing model to determine the fair value of the warrant granted to HP. The following assumptions were applied in determining the value:

Risk-free interest rate	3.1%
Expected term	4.5 years
Expected price volitility	47%
Dividend yield	-
Weighted average grant date fair value	$9.98